Consolidated Statements of Changes in Convertible Preferred Stock and Stockholders' Equity (Deficit) (Q2) - USD ($) $ in Thousands	Total	Series A Preferred Stock	Common stock	Additional paid-in capital	Accumulated deficit	Accumulated other comprehensive loss
Beginning balance (in shares) at Dec. 31, 2020	0
Beginning balance at Dec. 31, 2020	$ 0
Ending balance (in shares) at Dec. 31, 2021	0
Ending balance at Dec. 31, 2021	$ 0
Beginning balance at Dec. 31, 2020	0
Ending balance at Dec. 31, 2021	0
Beginning balance (in shares) at Dec. 31, 2020			108,071,249
Beginning balance at Dec. 31, 2020	(18,006)		$ 11	$ 391,175	$ (404,629)	$ (4,563)
Increase (Decrease) in Stockholders' Equity
Issuance of common stock upon exercise of options (in shares)			447,492
Issuance of common stock upon exercise of options	778			778
Issuance of common stock under Employee Stock Purchase Plan (in shares)			58,794
Issuance of common stock under Employee Stock Purchase Plan	161			161
Issuance of vested restricted stock units (in shares)			201,250
Stock-based compensation expense	7,720			7,720
Currency translation adjustment	(2)					(2)
Unrealized gain on marketable securities	(1)					(1)
Net (loss) income	(25,687)				(25,687)
Ending balance (in shares) at Dec. 31, 2021			123,622,965
Ending balance at Dec. 31, 2021	$ 22,521		$ 12	457,391	(430,316)	(4,566)
Ending balance (in shares) at Dec. 31, 2022	0
Ending balance at Dec. 31, 2022	$ 0
Ending balance at Dec. 31, 2022	0
Increase (Decrease) in Stockholders' Equity
Issuance of common stock upon exercise of options (in shares)			71,190
Issuance of common stock upon exercise of options	156			156
Issuance of common stock under Employee Stock Purchase Plan (in shares)			120,877
Issuance of common stock under Employee Stock Purchase Plan	189			189
Issuance of vested restricted stock units (in shares)			131,430
Stock-based compensation expense	10,194			10,194
Currency translation adjustment	18					18
Unrealized gain on marketable securities	(10)					(10)
Net (loss) income	35,379				35,379
Ending balance (in shares) at Dec. 31, 2022			5,101,459
Ending balance at Dec. 31, 2022	93,828		$ 1	493,322	(394,937)	(4,558)
Increase (Decrease) in Stockholders' Equity
Issuance of common stock under Employee Stock Purchase Plan (in shares)			3,584
Issuance of common stock under Employee Stock Purchase Plan	149			149
Issuance of vested restricted stock units (in shares)			9,226
Stock-based compensation expense	2,276			2,276
Currency translation adjustment	(22)					(22)
Unrealized gain on marketable securities	11					11
Net (loss) income	(21,663)				(21,663)
Ending balance (in shares) at Mar. 31, 2023			5,114,269
Ending balance at Mar. 31, 2023	$ 74,579		$ 1	495,747	(416,600)	(4,569)
Beginning balance (in shares) at Dec. 31, 2022	0
Beginning balance at Dec. 31, 2022	$ 0
Beginning balance at Dec. 31, 2022	0
Beginning balance (in shares) at Dec. 31, 2022			5,101,459
Beginning balance at Dec. 31, 2022	93,828		$ 1	493,322	(394,937)	(4,558)
Increase (Decrease) in Stockholders' Equity
Currency translation adjustment	(49)
Unrealized gain on marketable securities	11
Net (loss) income	(33,050)
Ending balance (in shares) at Jun. 30, 2023			5,114,289
Ending balance at Jun. 30, 2023	$ 65,448		$ 1	498,030	(427,987)	(4,596)
Beginning balance (in shares) at Dec. 31, 2022	0
Beginning balance at Dec. 31, 2022	$ 0
Ending balance (in shares) at Dec. 31, 2023	435,120.513
Ending balance at Dec. 31, 2023	$ 296,851
Beginning balance at Dec. 31, 2022	0
Ending balance at Dec. 31, 2023	3,703
Beginning balance (in shares) at Dec. 31, 2022			5,101,459
Beginning balance at Dec. 31, 2022	93,828		$ 1	493,322	(394,937)	(4,558)
Increase (Decrease) in Stockholders' Equity
Issuance of common stock under Employee Stock Purchase Plan (in shares)			186,044
Issuance of common stock under Employee Stock Purchase Plan	231			231
Issuance of vested restricted stock units (in shares)			636,418
Stock-based compensation expense	20,964			20,964
Currency translation adjustment	(53)					(53)
Unrealized gain on marketable securities	11					11
Net (loss) income	$ (219,710)				(219,710)
Ending balance (in shares) at Dec. 31, 2023	5,397,597	0
Ending balance at Dec. 31, 2023	$ (440,184)	$ 0	$ 1	179,062	(614,647)	(4,600)
Beginning balance (in shares) at Mar. 31, 2023			5,114,269
Beginning balance at Mar. 31, 2023	74,579		$ 1	495,747	(416,600)	(4,569)
Increase (Decrease) in Stockholders' Equity
Issuance of vested restricted stock units (in shares)			20
Stock-based compensation expense	2,283			2,283
Currency translation adjustment	(27)					(27)
Unrealized gain on marketable securities	0
Net (loss) income	(11,387)				(11,387)
Ending balance (in shares) at Jun. 30, 2023			5,114,289
Ending balance at Jun. 30, 2023	$ 65,448		$ 1	498,030	(427,987)	(4,596)
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of Series A Preferred Stock forward in connection with private placement and settlement of related forward contract (in shares)	99,140.326
Issuance of Series A Preferred Stock in connection with private placement and settlement of related forward contract	$ 75,197
Transfer of Series A Preferred Stock and options for series A Preferred Stock to permanent equity (in shares)	(534,260.839)
Transfer of Series A Preferred Stock and options for Series A Preferred Stock to permanent equity	$ (372,048)
Ending balance (in shares) at Mar. 31, 2024	0
Ending balance at Mar. 31, 2024	$ 0
Increase (Decrease) In Temporary Equity, Option, Roll Forward [Roll Forward]
Transfer of Series A Preferred Stock and options for Series A Preferred Stock to permanent equity	(3,703)
Ending balance at Mar. 31, 2024	$ 0
Beginning balance (in shares) at Dec. 31, 2023	5,397,597	0
Beginning balance at Dec. 31, 2023	$ (440,184)	$ 0	$ 1	179,062	(614,647)	(4,600)
Increase (Decrease) in Stockholders' Equity
Transfer of Series A Preferred Stock and options for series A Preferred Stock to permanent equity (in shares)		534,260.839
Transfer of Series A Preferred Stock and options for Series A Preferred Stock to permanent equity	375,751			375,751
Issuance of common stock upon exercise of options (in shares)			52,558
Issuance of common stock upon exercise of options	154			154
Issuance of common stock upon exercise of warrants and Conversion of Series A Preferred Stock to common stock (in shares)			65,681
Issuance of common stock upon exercise of warrants and Conversion of Series A Preferred Stock to common stock	2,877			2,877
Stock-based compensation expense	1,431			1,431
Currency translation adjustment	(5)					(5)
Net (loss) income	(56,824)				(56,824)
Ending balance (in shares) at Mar. 31, 2024		534,260.839	5,515,836
Ending balance at Mar. 31, 2024	$ (116,800)	$ 0	$ 1	559,275	(671,471)	(4,605)
Beginning balance (in shares) at Dec. 31, 2023	435,120.513
Beginning balance at Dec. 31, 2023	$ 296,851
Ending balance (in shares) at Jun. 30, 2024	0
Ending balance at Jun. 30, 2024	$ 0
Beginning balance at Dec. 31, 2023	3,703
Ending balance at Jun. 30, 2024	$ 0
Beginning balance (in shares) at Dec. 31, 2023	5,397,597	0
Beginning balance at Dec. 31, 2023	$ (440,184)	$ 0	$ 1	179,062	(614,647)	(4,600)
Increase (Decrease) in Stockholders' Equity
Currency translation adjustment	9
Unrealized gain on marketable securities	0
Net (loss) income	$ (42,988)
Ending balance (in shares) at Jun. 30, 2024	17,816,238	166,341.592	17,816,238
Ending balance at Jun. 30, 2024	$ (101,458)	$ 0	$ 2	560,766	(657,635)	(4,591)
Beginning balance (in shares) at Mar. 31, 2024	0
Beginning balance at Mar. 31, 2024	$ 0
Ending balance (in shares) at Jun. 30, 2024	0
Ending balance at Jun. 30, 2024	$ 0
Beginning balance at Mar. 31, 2024	0
Ending balance at Jun. 30, 2024	0
Beginning balance (in shares) at Mar. 31, 2024		534,260.839	5,515,836
Beginning balance at Mar. 31, 2024	(116,800)	$ 0	$ 1	559,275	(671,471)	(4,605)
Increase (Decrease) in Stockholders' Equity
Issuance of common stock upon exercise of options (in shares)			36,451
Issuance of common stock upon exercise of options	120			120
Issuance of common stock upon exercise of warrants and Conversion of Series A Preferred Stock to common stock (in shares)		(367,919.247)	12,263,951
Issuance of common stock upon exercise of warrants and Conversion of Series A Preferred Stock to common stock	0		$ 1	(1)
Equity offering costs	(219)				(219)
Stock-based compensation expense	1,591					1,591
Currency translation adjustment	14					14
Unrealized gain on marketable securities	0
Net (loss) income	$ 13,836				13,836
Ending balance (in shares) at Jun. 30, 2024	17,816,238	166,341.592	17,816,238
Ending balance at Jun. 30, 2024	$ (101,458)	$ 0	$ 2	$ 560,766	$ (657,635)	$ (4,591)